Contingent Liabilities and Commitments (Details) ₪ in Thousands	Dec. 31, 2017 ILS (₪)
Disclosure of finance lease and operating lease by lessee [line items]
Total	₪ 650
2018 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	312
2019 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	312
2020 [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Total	₪ 26